Adoption of Accounting Pronouncement - Effect of adoption on previously reported amounts - Cash flow (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)		$ 2,318,119	$ (939,752)	$ 764,188
Market risk benefit gains		(7,079)	(121,211)	(19,873)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable		39,753	(297,170)	(640,614)
Increase (Decrease) in Deferred Policy Acquisition Costs		568	(134,704)	(118,069)
Net tax assets and liabilities		(381,549)	(61,891)	5,004
Non-life and life and health reserves		658,698	959,669	873,085
Other, net		182,400	48,805	29,417
Net cash provided by operating activities		$ 2,235,681	1,468,409	1,232,590
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)			(1,090,029)	723,404
Market risk benefit gains			0	0
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable			(325,409)	(637,908)
Increase (Decrease) in Deferred Policy Acquisition Costs			(131,236)	(122,739)
Net tax assets and liabilities			(72,452)	3,256
Non-life and life and health reserves			1,009,439	903,324
Other, net			63,433	23,801
Net cash provided by operating activities			1,468,409	1,232,590
LDTI Impact | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)			150,277	40,784
Market risk benefit gains	$ (8,095)		(121,211)	(19,873)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable			28,239	(2,706)
Increase (Decrease) in Deferred Policy Acquisition Costs			(3,468)	4,670
Net tax assets and liabilities			10,561	1,748
Non-life and life and health reserves			(49,770)	(30,239)
Other, net			(14,628)	5,616
Net cash provided by operating activities			$ 0	$ 0